Performance Management - Aegis Value Fund	Apr. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns for 1-year, 5-years and 10-years compare with those of a broad measure of market performance and a secondary benchmark that more closely reflects the types of securities in which the Fund invests.

The past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained on the Fund’s website at www.aegisfunds.com or by calling 1-800-528-3780.

Performance Past Does Not Indicate Future [Text]	The past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns for 1-year, 5-years and 10-years compare with those of a broad measure of market performance and a secondary benchmark that more closely reflects the types of securities in which the Fund invests.
Bar Chart [Heading]	Annual Total Returns for the Year Ended December 31 – Class I
Bar Chart Closing [Text Block]	During the period shown on the bar chart, the Fund’s best and worst quarters were as follows:
Highest Quarterly Return	47.20%	(2nd Quarter 2020)
Lowest Quarterly Return	-38.70%	(1st Quarter 2020)

Performance Table Heading	Average Annual Total Returns for Year Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns are not relevant to those who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table Closing [Text Block]

After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). All Fund performance data assumes reinvestment of dividends and capital gain distributions.

Performance Availability Website Address [Text]	www.aegisfunds.com
Performance Availability Phone [Text]	1-800-528-3780
Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	47.20%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(38.70%)
Lowest Quarterly Return, Date	Mar. 31, 2020